Commitments and Contingencies (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 14,734	$ 0